SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 93.4%
	Alabama — 5.1%
	Alabama Community College System (BAM), 5.125% due 10/1/2055	$2,000,000	$2,078,588
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), Series B, 5.05% due 10/1/2045	995,000	1,041,888
	Alabama Housing Finance Authority (TBG Southtown Senior LP) (FNMA), Series B, 5.23% due 10/1/2041	1,500,000	1,643,353
	Black Belt Energy Gas District (Guaranty: Bank of America Corp.), Series C, 5.25% due 6/1/2036	1,500,000	1,615,955
	Black Belt Energy Gas District (Guaranty: BP plc),
[a]	Series D, 5.00% due 3/1/2055 (put 11/1/2034)	2,000,000	2,131,702
	Series J, 5.00% due 11/1/2036	1,000,000	1,050,586
	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series G, 5.00% due 10/1/2035	1,500,000	1,578,617
	Energy Southeast A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 11/1/2035	2,295,000	2,424,511
	Homewood Educational Building Authority (CHF - Horizons II LLC), Series C, 5.00% due 10/1/2056	500,000	496,617
	Mobile County (AM/NS Calvert LLC; Guaranty: Arcelormittal SA) IDA AMT, Series A, 5.00% due 6/1/2054	1,250,000	1,253,856
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,000,000	1,058,414
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2034 - 11/1/2035	3,210,000	3,359,841
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	1,000,000	1,063,108
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 1/1/2054 (put 6/1/2030)	1,000,000	1,054,943
	Arizona — 3.2%
[b]	Arizona (Academies of Math & Science Obligated Group) IDA, Series A, 5.50% due 7/1/2056	1,000,000	990,679
	Arizona (FHLMC, FNMA, GNMA) IDA, Series A, 5.15% due 10/1/2053	370,000	378,441
	Chandler (Intel Corp.) IDA AMT,
[a]	4.10% due 12/1/2037 (put 6/15/2028)	875,000	886,489
[a]	Series 2022-2, 5.00% due 9/1/2052 (put 9/1/2027)	3,635,000	3,677,460
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2042	1,750,000	1,762,880
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	1,000,000	1,072,149
	Maricopa County (Legacy Traditional School Obligated Group) IDA, Series A, 5.25% due 7/1/2055	850,000	824,122
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), Series A, 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,981,964
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	1,000,000	981,332
	Arkansas — 0.4%
	City of Osceola AMT, 4.875% due 4/1/2040	1,000,000	1,013,010
	Fayetteville Public Facilities Board (Butterfield Trail Village, Inc.), 5.50% due 12/1/2054	835,000	861,538
	California — 4.7%
	Benicia (Benicia High School) (AG) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	827,270
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2032	350,000	353,891
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	4,200,000	4,445,452
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	1,000,000	1,015,476
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2027	430,000	440,505
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	1,400,000	1,509,290
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,001,566
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	1,250,000	1,263,754
[b]	California School Finance Authority (Magnolia Public Schools Obligated Group), Series A, 5.25% due 7/1/2056	1,000,000	1,014,930
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2030	175,000	181,167
	City of Rialto (Community Facilities District No. 2020-1), 5.125% due 9/1/2055	1,000,000	1,054,300
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	625,991
	Lammersville Joint (Community Facilities Dist No. 2024-1) USD, 5.125% due 9/1/2050	765,000	781,770
	Moreno Valley Community Facilities District (Community Facilities District No. 2022-1) USD,
	5.00% due 9/1/2040 - 9/1/2045	860,000	919,774
	5.125% due 9/1/2050	665,000	692,195
	M-S-R Energy Authority (Guaranty: Citigroup, Inc.), Series A, 6.50% due 11/1/2039	1,245,000	1,519,515
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2047	550,000	550,665
	San Diego County Regional Airport Authority AMT, Series B, 5.00% due 7/1/2049	1,000,000	1,009,090
	Union Elementary School District (Santa Clara County District Schools) (NPFG) GO, Series D, Zero Coupon due 9/1/2027	905,000	878,245
	Colorado — 3.3%
	City & County of Denver Airport System Revenue AMT,
	Series A,
	5.00% due 11/15/2036 - 12/1/2048	4,065,000	4,199,513
	5.25% due 12/1/2043	150,000	154,221
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.50% due 11/1/2047	1,000,000	1,056,695
	Series A-2, 5.00% due 8/1/2044	1,600,000	1,633,954
	Colorado (Frasier Meadows Manor, Inc. Obligated Group) HFA, Series A, 5.25% due 5/15/2048	1,000,000	1,029,163
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2044	1,000,000	1,027,245

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Colorado Educational & Cultural Facilities Authority (Addenbrooke Classical Academy, Inc.) (BAM, State Aid Withholding), Series A, 5.00% due 6/1/2050	$500,000	$518,210
	Colorado Educational & Cultural Facilities Authority (Roosevelt Charter Academy) (BAM), Series A, 5.00% due 7/1/2055	575,000	585,187
[b]	Colorado State University Research Foundation (Colorado State University System), Series A, 5.00% due 3/1/2035	500,000	526,610
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co., Inc.), 6.50% due 11/15/2038	260,000	312,723
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2032	1,215,000	1,286,576
	STC Metropolitan District No. 2 (AG) GO, Series A-1, 5.00% due 12/1/2055	750,000	765,176
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	1,017,018
	Connecticut — 0.5%
[c]	Connecticut State Health & Educational Facilities Authority (Odd Fellows Home of Connecticut, Inc. Obligated Group), Series A, 6.25% due 12/15/2053	1,000,000	1,007,261
	State of Connecticut GO, Series A, 5.00% due 4/15/2035	1,000,000	1,033,475
	Delaware — 0.8%
[b]	Delaware State (Academia Antonia Alonso, Inc.) EDA, Series A, 6.00% due 7/1/2055	1,000,000	1,016,408
	Delaware State (Beebe Medical Center, Inc.) HFA, 4.00% due 6/1/2035	1,080,000	1,039,506
[a]	Delaware State (NRG Energy, Inc.) EDA, Series B, 4.00% due 10/1/2040 (put 10/1/2035)	1,355,000	1,366,973
	District of Columbia — 0.7%
	District of Columbia Housing Finance Agency (BCP II LLC) (FNMA) (Green Bond), Series A, 4.875% due 9/1/2045	1,000,000	1,052,644
	Metropolitan Washington Airports Authority (Dulles Toll Road) (AG), Series B, Zero Coupon due 10/1/2027	1,500,000	1,444,164
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 5.00% due 10/1/2050	500,000	518,945
	Florida — 8.0%
	Alachua County (Oak Hammock at the University of Florida Obligated Group) HFA, Series A, 5.75% due 10/1/2053	1,500,000	1,602,388
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	300,000	308,983
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	3,000,000	3,075,741
[b]	Capital Trust Authority (Classical Academy of Sarasota, Inc.), 6.125% due 7/1/2055	1,000,000	1,010,333
	City of Pompano Beach (John Knox Village of Florida, Inc. Obligated Group),
	4.00% due 9/1/2040	1,000,000	948,636
	Series A, 4.00% due 9/1/2036	500,000	488,341
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series A, 5.50% due 1/1/2055	1,000,000	1,000,539
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,016,101
	County of Broward Airport System Revenue AMT, Series A, 5.00% due 10/1/2049	1,000,000	1,011,059
	County of Miami-Dade Aviation Revenue AMT, Series B, 5.00% due 10/1/2040	1,000,000	1,009,496
	County of Miami-Dade Transit System, 5.00% due 7/1/2046	1,000,000	1,052,230
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2056	1,000,000	964,882
	Florida Housing Finance Corp. (SP Palms LLC) (FHLMC), Series F-1, 4.90% due 11/1/2042	875,000	929,184
[b]	Florida Local Government Finance Commission (BridgePrep Academy, Inc. Series 2025 Obligated Group), Series A, 6.25% due 6/15/2055	2,500,000	2,605,137
	Florida Local Government Finance Commission (Cornerstone Charter Academy, Inc. Obligated Group), 5.875% due 10/1/2061	1,000,000	1,005,614
	Greater Orlando Aviation Authority (United Airlines, Inc.) AMT, 5.50% due 11/1/2037	1,050,000	1,126,568
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	2,200,000	2,219,547
	Lee County (Shell Point Obligated Group) IDA,
	Series A, 5.25% due 11/15/2054	1,030,000	1,051,683
	Series B-1, 4.75% due 11/15/2029	1,500,000	1,502,817
	Miami-Dade County (Mater Academy, Inc.) IDA, 5.25% due 6/15/2056	1,475,000	1,495,976
[b]	Miami-Dade County (Miami Community Charter School, Inc.) IDA, 6.25% due 6/1/2055	500,000	511,777
	Miami-Dade County School Board (District School Facilities & Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,102,005
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	2,270,000	2,291,019
	Orange County (Orlando Health Obligated Group) HFA, Series A, 5.00% due 10/1/2047	1,000,000	1,013,268
	Palm Beach County (ACTS Retirement-Life Communities, Inc. Obligated Group) HFA, Series B, 5.00% due 11/15/2049	1,000,000	1,016,625
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA,
	5.00% due 11/1/2045	715,000	733,411
	5.75% due 11/1/2050	500,000	534,122
	Series A, 5.00% due 11/1/2047	250,000	251,959
	Palm Beach County (Lifespace Communities, Inc. Obligated Group) HFA,
	Series B, 5.50% due 5/15/2051	1,000,000	1,017,629
	Series C, 7.625% due 5/15/2058	500,000	565,041
	Georgia — 4.8%
[b,c]	Development Authority for Fulton County (Madrone - Student Housing I LLC), Series A-1, 5.50% due 7/1/2051	1,630,000	1,635,586
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series B, 5.00% due 12/1/2055 (put 12/1/2035)	2,000,000	2,123,580
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,523,643
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	1,000,000	1,048,261
[a]	Series E, 5.00% due 5/1/2055 (put 12/1/2032)	1,500,000	1,593,669
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036 - 5/15/2043	5,600,000	5,875,039

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	$1,250,000	$1,262,330
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	3,000,000	3,195,855
	Municipal Electric Authority of Georgia (AG), Series A, 5.00% due 7/1/2053	1,500,000	1,548,639
	Municipal Electric Authority of Georgia (JEA Electric System Revenue) (BAM), Series A, 5.00% due 1/1/2049	1,000,000	1,008,284
	Illinois — 9.6%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042	500,000	537,063
	Chicago Board of Education GO, Series A, 6.00% due 12/1/2049	1,000,000	1,029,456
	Chicago Midway International Airport AMT, Series A, 5.00% due 1/1/2048	1,700,000	1,724,176
	Chicago O’Hare International Airport (AG) AMT, Series A, 5.25% due 1/1/2045	825,000	866,273
	Chicago O’Hare International Airport AMT, Series A, 5.25% due 1/1/2048 - 1/1/2053	3,000,000	3,080,551
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	500,000	503,759
	6.00% due 1/1/2038 - 1/1/2050	3,885,000	3,933,793
	City of Chicago Wastewater Transmission Revenue (AG), Series A, 5.25% due 1/1/2053	1,000,000	1,043,894
	Illinois Finance Authority (Moorings of Arlington Heights LLC Obligated Group),
	Series A,
	5.00% due 11/1/2036	485,000	511,407
	5.375% due 11/1/2055	620,000	625,651
	Illinois Finance Authority (Plymouth Place Obligated Group),
	Series A,
	5.00% due 5/15/2033	290,000	296,333
	6.625% due 5/15/2052	1,000,000	1,047,889
	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2026 - 10/15/2027	835,000	839,062
	Illinois HDA (FNMA), Series A, 4.80% due 2/1/2046	1,000,000	1,020,956
	Illinois State University (AG), Series A, 5.00% due 4/1/2033 - 4/1/2036	965,000	992,212
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	2,500,000	2,511,757
	Morgan County School District No. 117 Jacksonville (BAM) GO, 5.25% due 1/1/2050	1,000,000	1,052,712
	Northeastern Illinois University (BAM) COP, 5.25% due 7/1/2050	1,000,000	1,020,684
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	1,000,000	1,031,771
	State of Illinois (BAM) GO, 4.00% due 6/1/2041	1,280,000	1,251,980
	State of Illinois GO,
	5.50% due 5/1/2039	375,000	399,192
	5.75% due 5/1/2045	1,600,000	1,693,683
	Series A, 5.50% due 3/1/2042 - 3/1/2047	2,000,000	2,131,878
	Series B,
	4.00% due 10/1/2035	1,000,000	1,010,638
	5.25% due 5/1/2048	295,000	306,510
	5.50% due 5/1/2047	1,000,000	1,055,515
	Series D, 5.00% due 11/1/2028	3,000,000	3,090,375
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,658,181
	State of Illinois Sales Tax Revenue (BAM), Series B, 4.75% due 6/15/2043	2,005,000	2,053,635
	Indiana — 2.7%
	Indiana Finance Authority (Baptist Healthcare System Obligated Group), Series A, 5.00% due 8/15/2051	620,000	624,515
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group), Series B, 5.50% due 5/1/2054	500,000	511,900
	Indiana Finance Authority (Marian University, Inc.), 5.125% due 9/15/2051	2,300,000	2,305,476
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	1,300,000	1,340,338
	Indiana Finance Authority (Retirement Living, Inc. Obligated Group), Series A, 5.375% due 3/1/2055	1,675,000	1,720,408
[a]	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT, Series B, 4.00% due 5/1/2043 (put 8/1/2028)	1,500,000	1,528,257
	Indiana Finance Authority (Westminster Village Greenwood, Inc. Obligated Group), Series A, 5.75% due 5/15/2055	3,300,000	3,451,856
	Iowa — 1.9%
[b]	Iowa Finance Authority (Des Moines Christian Schools), Series A, 5.50% due 7/1/2056	1,500,000	1,510,732
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	2,075,000	2,361,406
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series A, 5.125% due 5/15/2059	1,000,000	966,975
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.25% due 12/1/2050	1,000,000	1,032,115
	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	752,069
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049	1,650,000	1,654,026
	Kansas — 0.5%
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,002,926
	Kentucky — 2.9%
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	1,500,000	1,520,149
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	$5,500,000	$5,550,589
[a]	5.25% due 4/1/2054 (put 2/1/2032)	5,000,000	5,337,720
	Louisiana — 1.0%
[b]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 6.15% due 6/15/2055	1,500,000	1,537,394
	Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group), Series A, 5.00% due 7/1/2048	1,500,000	1,507,191
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.25% due 5/15/2055	1,000,000	1,044,865
	Maryland — 0.5%
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) (AG), 5.00% due 7/1/2055	1,000,000	1,031,364
	State of Maryland Department of Transportation (Maryland Aviation Administration) (AG) AMT, Series A, 5.25% due 8/1/2054	1,000,000	1,037,174
	Massachusetts — 0.7%
	Commonwealth of Massachusetts GO, Series D, 5.00% due 9/1/2050	1,000,000	1,040,133
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series A, 5.875% due 12/1/2060	1,500,000	1,367,367
	Massachusetts Housing Finance Agency (HUD) (Green Bond), Series C1, 5.20% due 12/1/2053	500,000	515,360
	Michigan — 1.5%
	City of Detroit (Green Bond) GO, Series A, 5.00% due 4/1/2032	200,000	213,045
	Detroit City School District (School Building & Site Improvement) (AG, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,021,254
	Grand Rapids Economic Development Corp. (Michigan Christian Home Obligated Group), Series A, 6.125% due 11/1/2060	2,000,000	2,007,390
[b]	Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo Obligated Group), Series A, 6.25% due 8/15/2056	1,000,000	1,024,604
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,001,652
	Michigan State HDA (Green Bond), Series A, 5.00% due 12/1/2055	750,000	757,043
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	500,000	501,487
	Minnesota — 0.3%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	988,152	1,107,968
	Missouri — 0.6%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2044 - 2/1/2048	1,600,000	1,659,278
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA), Series C, 5.00% due 11/1/2055	1,000,000	1,022,338
	Montana — 0.4%
	Montana Facility Finance Authority (Benefis Health System Obligated Group), Series A, 5.50% due 2/15/2055	1,500,000	1,594,197
	Nebraska — 0.6%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,500,000	1,580,516
	Nebraska Investment Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), Series A, 4.75% due 9/1/2051	1,000,000	1,004,485
	Nevada — 0.4%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2037	1,060,000	1,067,741
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	760,000	775,693
	New Hampshire — 0.5%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	2,150,000	2,202,976
	New Jersey — 2.3%
	Camden County Improvement Authority (Kipp Cooper Norcross Obligated Group) (Green Bond), 6.00% due 6/15/2052	1,000,000	1,031,137
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2033	500,000	531,411
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,034,094
	New Jersey Higher Education Student Assistance Authority AMT, Series C, 5.25% due 12/1/2054	300,000	306,778
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	1,595,787	1,667,809
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2035	2,000,000	2,082,598
	Series A-1, 5.00% due 6/15/2027	2,000,000	2,011,874
	New Jersey Transportation Trust Fund Authority (State of New Jersey), Series AA, 5.00% due 6/15/2046	1,000,000	1,024,809
	New Mexico — 1.4%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	750,000	763,262
	City of Santa Fe (El Castillo Retirement Residences Obligated Group),
	5.00% due 5/15/2034	1,465,000	1,465,712
	Series A, 5.00% due 5/15/2039 - 5/15/2049	1,950,000	1,844,589
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2033 - 7/1/2034	1,105,000	1,113,921
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C, 5.10% due 9/1/2055	985,000	1,007,458
	New York — 4.2%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools) (Green Bond), 5.00% due 7/1/2042	2,300,000	2,404,694
	Build NYC Resource Corp. (RiverSpring Health Senior Living, Inc. Obligated Group),
[b]	Series A, 7.00% due 12/15/2055	1,400,000	1,425,827
[b]	Series B3, 5.25% due 12/15/2031	1,000,000	999,275
	Build NYC Resource Corp. (South Bronx Classical Charter School V), Series A, 5.25% due 6/15/2056	1,250,000	1,263,741
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	994,541	1,082,032

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	$1,500,000	$1,532,741
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series CC-1, 5.00% due 6/15/2051	1,000,000	1,037,670
	New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue), Series A, 5.00% due 5/1/2054	1,500,000	1,564,807
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2051	2,000,000	2,108,098
	New York Transportation Development Corp. (Delta Air Lines, Inc.) AMT, 6.00% due 4/1/2035	1,000,000	1,105,981
	Port Authority of New York & New Jersey AMT, Series 238, 5.00% due 7/15/2037	500,000	543,395
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT,
	Series 248,
	4.10% due 4/1/2032	770,000	787,237
	4.125% due 10/1/2032	210,000	214,354
	4.20% due 4/1/2033	845,000	863,296
	Triborough Bridge & Tunnel Authority, Series A, 5.00% due 11/15/2051	1,000,000	1,030,020
	North Carolina — 1.9%
	Greater Asheville Regional Airport Authority (AG) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,071,144
	Nash Health Care Systems, 5.25% due 2/1/2055	750,000	776,622
	North Carolina Medical Care Commission (Chapel Hill Residential Center, Inc. Obligated Group), 5.25% due 12/1/2055	2,075,000	2,126,059
	North Carolina Medical Care Commission (Maryfield, Inc. Obligated Group), 5.625% due 10/1/2055	365,000	375,498
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	1,650,000	1,663,893
	North Carolina Medical Care Commission (Plantation Village, Inc. Obligated Group), Series A, 5.20% due 1/1/2056	1,000,000	1,011,184
	North Carolina Medical Care Commission (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 5.125% due 10/1/2056	1,000,000	1,011,383
	North Dakota — 0.6%
	City of Horace GO, Series C, 5.00% due 5/1/2050	1,400,000	1,355,631
	North Dakota Housing Finance Agency (Green Bond), Series A, 5.05% due 7/1/2053	1,000,000	1,027,805
	Ohio — 2.2%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.25% due 11/15/2030 (pre-refunded 11/15/2026)	1,420,000	1,435,228
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	3,000,000	2,341,743
	Columbus-Franklin County Finance Authority (FNMA), Series A, 5.125% due 1/1/2044	1,000,000	1,080,241
	County of Hamilton (Life Enriching Communities Obligated Group),
	5.50% due 1/1/2050	400,000	415,596
	Series A, 5.50% due 1/1/2043	500,000	527,171
	Madison-Plains Local School District (BAM) COP, 5.50% due 12/1/2049	1,200,000	1,296,138
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,171,549
	West Central Ohio Port Authority (Global Impact STEM Academy), Series A, 5.50% due 12/1/2055	1,000,000	1,024,965
	Oklahoma — 0.2%
	Cleveland County Home Loan Authority (GNMA), Series A, 4.45% due 7/1/2044	800,000	803,186
	Oregon — 0.5%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B-2, 5.00% due 7/1/2046 (put 2/1/2032)	1,900,000	2,056,520
	Pennsylvania — 4.0%
[b]	Allentown Neighborhood Improvement Zone Development Authority, 6.00% due 5/1/2042	600,000	662,666
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.25% due 6/1/2055	1,700,000	1,736,836
	City of Philadelphia (Pennsylvania Gas Works), Series 15, 5.00% due 8/1/2047	1,000,000	1,009,163
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2037	1,000,000	1,011,640
	City of Philadelphia Water & Wastewater Revenue, Series B, 5.00% due 11/1/2049	1,000,000	1,033,900
	Geisinger Authority (Kaiser Obligated Group), Series A, 5.00% due 4/1/2050	1,825,000	1,852,411
	General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series A, 5.00% due 6/1/2049	1,605,000	1,634,280
	Montgomery County (ACTS Retirement-Life Communities, Inc. Obligated Group) IDA, Series C, 5.00% due 11/15/2045	1,000,000	1,014,905
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	500,000	511,340
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2030 - 5/1/2031	2,230,000	2,355,646
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.75% due 6/30/2048	1,000,000	1,053,930
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2046	1,050,000	954,353
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,500,000	1,485,021
	Pennsylvania Turnpike Commission, Series B, 5.00% due 12/1/2047	825,000	866,745
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2038	100,000	102,964
	South Carolina — 3.1%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	1,350,000	1,447,489
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	5,000,000	5,351,645
	South Carolina Jobs (Bishop Gadsden Episcopal Retirement Community Obligated Group) EDA, 5.25% due 4/1/2051	1,500,000	1,540,287
	South Carolina Jobs (International Paper Co.) EDA AMT, Series A, 3.95% due 4/1/2033	1,500,000	1,495,803
	South Carolina Jobs (Rolling Green Village) EDA, Series A, 5.80% due 12/1/2050	1,000,000	1,003,872
	South Carolina Jobs (Wesley Commons Obligated Group) EDA, Series A, 5.625% due 10/1/2050	1,150,000	1,154,024
[a,b]	South Carolina Jobs-EDA (Enerra SC-1 LLC) AMT, 3.70% due 12/15/2027 (put 12/1/2026)	1,500,000	1,498,953

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Tennessee — 1.7%
	Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health Obligated Group), Series A-2, 5.00% due 8/1/2049	$1,050,000	$1,058,130
	Memphis-Shelby County Airport Authority AMT,
	5.00% due 7/1/2043	1,000,000	1,015,447
	Series A, 5.00% due 7/1/2049	1,000,000	1,015,644
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Shelby House II LP) (FNMA), Series A, 4.60% due 12/1/2044	1,700,000	1,727,172
	Tennessee (Green Bond) HDA, Series 2A, 4.45% due 7/1/2043	1,000,000	1,018,502
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	1,500,000	1,586,030
	Texas — 7.5%
	Agua Dulce (PSF-GTD) ISD GO, 5.25% due 8/15/2050	1,000,000	1,070,584
	Blue Ridge (PSF-GTD) ISD GO, Series 2025, 5.50% due 2/15/2055	1,000,000	1,088,684
	City of Austin Airport System Revenue, Series A, 5.00% due 11/15/2049	1,000,000	1,017,640
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038	2,000,000	2,142,388
	City of Houston Airport System Revenue (AG) AMT, Series A, 5.25% due 7/1/2048	1,000,000	1,053,885
	City of Houston Airport System Revenue AMT, Series A, 5.00% due 7/1/2041	1,500,000	1,528,204
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	1,350,000	1,389,713
	New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group), 5.375% due 1/1/2055	1,000,000	1,006,615
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2052	500,000	511,738
	Northwest (PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2049	1,350,000	1,414,710
	San Antonio Housing Trust Public Facility Corp. (Brooks Family Apartments LP) (FNMA), Series A, 4.55% due 3/1/2043	3,500,000	3,629,550
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2044 - 10/1/2049	3,475,000	3,554,529
	Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group), Series A, 5.00% due 11/15/2055	2,000,000	2,063,474
	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway TX Owner LP) (FNMA), Series A, 4.60% due 3/1/2043	4,100,000	4,280,427
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2029	1,435,000	1,503,492
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	2,000,000	2,176,818
	Texas Municipal Gas Acquisition & Supply Corp. V (Guaranty: Citigroup, Inc.), 5.00% due 4/1/2036	1,000,000	1,055,089
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	850,000	883,980
	Texas State Technical College (AG), Series A, 5.75% due 8/1/2047	545,000	607,407
	Utah — 1.8%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	1,948,629	1,993,647
	City of Salt Lake City Airport Revenue AMT, Series A, 5.50% due 7/1/2050	3,000,000	3,239,862
	Resort Core Public Infrastructure District No. 1 GO, Series A-1, 5.875% due 3/1/2057	500,000	511,190
[b]	Tech Ridge Public Infrastructure District Tech Ridge Assessment Area, 6.25% due 12/1/2054	1,000,000	1,043,743
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	900,000	871,117
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	200,000	206,363
	Virginia — 0.7%
	Henrico County (Bon Secours Mercy Health, Inc.) EDA, Series A, 5.00% due 11/1/2048	650,000	682,078
	Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group), Series A, 7.00% due 9/1/2053	1,000,000	1,089,851
	Virginia HDA, Series F, 5.00% due 7/1/2045	1,000,000	1,046,641
	Washington — 1.1%
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A-2, 5.00% due 8/1/2044	1,000,000	1,031,157
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	1,000,000	1,038,220
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 6.25% due 7/1/2046	1,850,000	1,880,688
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	900,000	946,449
	West Virginia — 0.9%
	West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group), Series A, 5.00% due 6/1/2047	3,000,000	3,014,268
	West Virginia Parkways Authority, 5.00% due 6/1/2047	1,000,000	1,045,535
	Wisconsin — 3.7%
[a]	Public Finance Authority (Duke Energy Progress LLC) AMT, Series B, 4.00% due 10/1/2046 (put 10/1/2030)	1,000,000	1,042,526
	Public Finance Authority (Kahala Senior Living Community Obligated Group), 5.00% due 11/15/2033 - 11/15/2035	1,050,000	1,151,453
	Public Finance Authority (Kaiser Obligated Group), Series A, 5.00% due 10/1/2052	1,000,000	1,011,733
[b]	Public Finance Authority (Liberty Classical Schools Educational Services, Inc.), Series A, 6.75% due 6/15/2055	400,000	403,207
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2027 - 1/1/2032	1,430,000	1,459,014
[b]	Public Finance Authority (North Hills Christian School, Inc.), Series A, 6.375% due 7/1/2056	625,000	639,261
	Public Finance Authority (Renown Regional Medical Center Obligated Group), Series A, 5.00% due 6/1/2055	1,500,000	1,527,132
[b]	Public Finance Authority (SLAM Academy of Nevada Obligated Group), Series A, 5.50% due 7/15/2056	1,400,000	1,401,301
	Public Finance Authority (SR 400 Peach Partners LLC) AMT, Series 2025, 5.75% due 6/30/2060	2,000,000	2,097,494
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2035 - 10/1/2046	3,145,000	2,960,171
	Public Finance Authority (WakeMed Obligated Group), Series A, 5.00% due 10/1/2044	1,300,000	1,326,900
	Wisconsin Health & Educational Facilities Authority (Benevolent Corp. Cedar Community Obligated Group), 5.50% due 6/1/2055	500,000	504,282
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) (AG), Series A, 5.00% due 8/15/2048	500,000	529,479
	Total Long-Term Municipal Bonds — 93.4% (Cost $385,878,186)		400,643,174

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	SHORT-TERM INVESTMENTS — 5.8%
	Municipal Bonds — 5.8%
	Arizona — 0.3%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America NA) HFA, Series C, 2.90% due 1/1/2046 (put 7/1/2026)	$1,200,000	$1,200,000
	Florida — 0.5%
[a]	City of Gainesville Utilities System Revenue (SPA Truist Bank), Series B, 2.90% due 10/1/2042 (put 7/1/2026)	2,300,000	2,300,000
	Illinois — 1.6%
[a]	Illinois Finance Authority (OSF Healthcare System Obligated Group; LOC JP Morgan Chase Bank NA), Series B, 2.90% due 11/15/2037 (put 7/1/2026)	6,665,000	6,665,000
	New York — 1.6%
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA),
[a]	Series A-4, 2.90% due 8/1/2039 (put 7/1/2026)	1,275,000	1,275,000
[a]	Series C-4, 2.90% due 11/1/2036 (put 7/1/2026)	1,700,000	1,700,000
[a]	New York State Housing Finance Agency (LOC Landesbank Hessen-Thuringen), Series A, 3.00% due 11/1/2046 (put 7/1/2026)	4,020,000	4,020,000
	Ohio — 1.7%
[a]	County of Montgomery (Premier Health Partners Obligated Group; LOC PNC Bank NA), Series C, 3.05% due 11/15/2045 (put 7/1/2026)	7,310,000	7,310,000
	Texas — 0.1%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 3.00% due 4/1/2040 (put 7/1/2026)	350,000	350,000
	Total Municipal Bonds — 5.8% (Cost $24,820,000)		24,820,000
	Mutual Fund — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.59%	236,897	236,897
	Total Mutual Fund — 0.0% (Cost $236,897)		236,897
	Total Short-Term Investments — 5.8% (Cost $25,056,897)		25,056,897
	Total Investments — 99.2% (Cost $410,935,083)		$425,700,071
	Other Assets Less Liabilities — 0.8%		3,534,985
	Net Assets — 100.0%		$429,235,056

Footnote Legend
a
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

b
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$33,904,520, representing 7.90% of the Fund’s net assets.

c	When-issued security.
d	Rate represents the money market fund annualized seven-day yield on June 30, 2026.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
ISD	Independent School District
LOC	Letter of Credit
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.